Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.2%
L3Harris Technologies Inc., 2.90%, 12/15/29 (Call 09/15/29)	$52	$54,185
United Technologies Corp., 7.50%, 09/15/29	25	35,822

		90,007

Agriculture — 2.1%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	645	730,779
BAT Capital Corp., 3.46%, 09/06/29 (Call 06/06/29)(a)	280	290,192
Philip Morris International Inc., 3.38%, 08/15/29 (Call 05/15/29)	135	145,408

		1,166,379

Airlines — 0.5%
American Airlines Pass Through Trust, Series 2017-2, Class AA, 3.35%, 10/15/29(a)	142	150,339
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)	110	110,921

		261,260

Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC, 5.11%, 05/03/29 (Call 02/03/29)	225	235,445
General Motors Financial Co. Inc., 5.65%, 01/17/29 (Call 10/17/28)	155	178,893
Toyota Motor Corp., 2.76%, 07/02/29	17	17,999
Toyota Motor Credit Corp., 3.65%, 01/08/29	44	49,643

		481,980

Auto Parts & Equipment — 0.4%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	75	83,659
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	117	124,457

		208,116

Banks — 7.4%
Banco Santander SA, 3.31%, 06/27/29	27	28,695
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	105	113,178
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	131	146,973
ING Groep NV, 4.05%, 04/09/29	145	163,672
KeyCorp., 2.55%, 10/01/29	125	125,406
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	870	922,130
3.74%, 03/07/29	75	83,138
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	60	64,501
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29 (Call 01/23/29)	344	376,673
Sumitomo Mitsui Financial Group Inc.
3.04%, 07/16/29	895	938,909
3.20%, 09/17/29	70	73,261
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/19/29)	175	195,697
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	160	168,538
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	105	114,707
Wells Fargo & Co., 4.15%, 01/24/29 (Call 10/24/28)	315	357,906
Wintrust Financial Corp., 4.85%, 06/06/29	40	44,040
Zions Bancorp N.A., 3.25%, 10/29/29 (Call 07/29/29)	166	168,037

		4,085,461

Beverages — 3.2%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)	928	1,097,833
Coca-Cola Co. (The), 2.13%, 09/06/29(a)	55	55,185
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	266	277,201
PepsiCo Inc., 2.63%, 07/29/29 (Call 04/29/29)(a)	288	301,329

		1,731,548

Building Materials — 0.3%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	42	43,867

Security	Par (000)	Value

Building Materials (continued)
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)(a)	$102	$110,567

		154,434

Chemicals — 3.1%
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29 (Call 08/15/29)(b) .	25	25,919
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	110	118,895
Dow Chemical Co. (The), 7.38%, 11/01/29	65	89,134
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	67	71,076
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	138	150,169
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	90	94,695
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	209	234,916
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	40	41,278
Rohm & Haas Co., 7.85%, 07/15/29	360	490,165
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	18	20,204
Sherwin-Williams Co. (The), 2.95%, 08/15/29 (Call 05/15/29)	355	367,706

		1,704,157

Commercial Services — 2.5%
Global Payments Inc., 3.20%, 08/15/29 (Call 05/15/29)	438	459,620
IHS Markit Ltd., 4.25%, 05/01/29 (Call 02/01/29)	140	155,747
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)	25	28,862
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 05/01/29)	321	330,611
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	243	273,394
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	96	107,862

		1,356,096

Computers — 2.4%
Apple Inc., 2.20%, 09/11/29 (Call 06/11/29)	17	17,118
Dell International LLC/EMC Corp., 5.30%, 10/01/29 (Call 07/01/29)(a)(b)	262	301,478
International Business Machines Corp., 3.50%, 05/15/29	915	1,006,711

		1,325,307

Cosmetics & Personal Care — 0.2%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	102	104,430

Diversified Financial Services — 2.8%
Air Lease Corp., 3.25%, 10/01/29 (Call 07/01/29)	172	175,659
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	90	106,955
Charles Schwab Corp. (The), 3.25%, 05/22/29 (Call 02/22/29)	495	533,907
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	185	206,889
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)	190	203,026
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)(a)	255	294,599

		1,521,035

Electric — 6.2%
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	18	18,410
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	130	141,653
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	30	30,909
Cleco Corporate Holdings LLC, 3.38%, 09/15/29 (Call 06/11/29)(b)	90	91,971
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	155	164,339
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	125	127,676
Duke Energy Corp., 3.40%, 06/15/29 (Call 03/15/29)	310	332,934
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	17	17,410
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	110	120,904
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	42	47,578
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	125	128,311
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	25	28,488
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)	300	304,785
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	215	240,518
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29 (Call 12/15/28)	132	148,169

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29) .	$42	$46,620
NextEra Energy Capital Holdings Inc., 3.50%, 04/01/29 (Call 01/01/29)	310	335,956
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	66	71,398
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29 (Call 12/15/28)	25	31,890
PacifiCorp, 3.50%, 06/15/29 (Call 03/15/29)	55	60,768
Public Service Electric & Gas Co., 3.20%, 05/15/29 (Call 02/15/29)	63	68,346
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)(a)	30	31,029
6.65%, 04/01/29	80	99,958
Series A, 4.20%, 03/01/29 (Call 12/01/28)	275	312,483
Union Electric Co., 3.50%, 03/15/29 (Call 12/15/28)	82	90,669
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	180	189,716
Wisconsin Power & Light Co., 3.00%, 07/01/29 (Call 04/01/29)(a)	25	26,492
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	92	93,308

		3,402,688

Electronics — 1.7%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	43	43,827
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	95	99,813
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)(a)	140	159,356
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	35	39,115
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)(a)	207	213,434
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	147	154,125
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)(a)	197	204,791

		914,461

Environmental Control — 0.5%
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	87	94,541
Waste Management Inc., 3.45%, 06/15/29 (Call 03/15/29)(a)	170	186,381

		280,922

Food — 1.4%
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	25	25,801
Kraft Heinz Foods Co., 4.63%, 01/30/29 (Call 10/30/28)	333	374,528
Kroger Co. (The), 4.50%, 01/15/29 (Call 10/15/28)(a)	70	80,571
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	265	305,707

		786,607

Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 7.75%, 11/15/29	45	65,230
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	200	226,146

		291,376

Gas — 0.8%
Dominion Energy Gas Holdings LLC, Series B, 3.00%, 11/15/29 (Call 09/15/29)	55	56,596
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)	226	232,873
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29).	118	129,386

		418,855

Health Care — Products — 0.4%
Boston Scientific Corp., 4.00%, 03/01/29 (Call 12/01/28)(a)	125	141,069
Thermo Fisher Scientific Inc., 2.60%, 10/01/29 (Call 07/01/29)	52	52,771

		193,840

Health Care — Services — 3.6%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	15	15,416
Anthem Inc., 2.88%, 09/15/29 (Call 06/15/29)	378	382,366
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	388	403,799
HCA Inc., 4.13%, 06/15/29 (Call 03/15/29)	330	358,083

Security	Par (000)	Value

Health Care — Services (continued)
Humana Inc., 3.13%, 08/15/29 (Call 05/15/29)	$165	$171,597
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)	277	282,992
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	135	136,947
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	82	92,677
UnitedHealth Group Inc., 2.88%, 08/15/29	120	125,012

		1,968,889

Home Furnishings — 0.8%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	182	202,817
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	185	211,777

		414,594

Insurance — 3.6%
American International Group Inc., 4.25%, 03/15/29 (Call 12/15/28)(a)	120	136,052
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	365	401,668
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	18	19,549
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	95	107,472
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	61	67,645
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	160	181,282
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	79	88,105
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)	5	5,267
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)(a)	367	423,577
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	115	124,939
Principal Financial Group Inc., 3.70%, 05/15/29 (Call 02/15/29)	87	96,555
Progressive Corp. (The), 4.00%, 03/01/29 (Call 12/01/28)	110	126,259
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	31	33,708
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	120	130,702
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	5	5,102

		1,947,882

Iron & Steel — 0.2%
ArcelorMittal SA, 4.25%, 07/16/29(a)	128	135,135

Lodging — 0.5%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	60	62,348
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	190	199,939

		262,287

Machinery — 1.4%
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)	378	390,671
Deere & Co., 5.38%, 10/16/29	130	164,846
John Deere Capital Corp., 2.80%, 07/18/29	164	172,233
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	25	27,855

		755,605

Manufacturing — 2.4%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	565	572,012
3.38%, 03/01/29 (Call 12/01/28)	110	119,686
Ingersoll-Rand Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	231	254,423
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	291	311,306
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	40	43,960
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	25	27,330

		1,328,717

Media — 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.05%, 03/30/29 (Call 12/30/28)(a)	383	438,803

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC, 4.13%, 05/15/29 (Call 02/15/29)	$153	$167,705
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(a)(b)	532	618,998
ViacomCBS Inc., 4.20%, 06/01/29 (Call 03/01/29)(a)	72	80,521
Walt Disney Co. (The), 2.00%, 09/01/29 (Call 06/01/29)	348	344,746

		1,650,773

Mining — 0.4%
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	222	228,407

Office Furnishings — 0.3%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	143	165,398

Oil & Gas — 4.5%
Cimarex Energy Co., 4.38%, 03/15/29 (Call 12/15/28)	135	143,442
ConocoPhillips Holding Co., 6.95%, 04/15/29	213	291,953
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	215	216,511
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)	140	143,928
Hess Corp., 7.88%, 10/01/29	10	13,280
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	110	120,073
Noble Energy Inc., 3.25%, 10/15/29 (Call 07/15/29)	70	70,773
Occidental Petroleum Corp., 3.50%, 08/15/29 (Call 05/15/29)(a)	330	340,329
Patterson-UTI Energy Inc., 5.15%, 11/15/29 (Call 08/15/29)	50	51,260
Shell International Finance BV, 2.38%, 11/07/29 (Call 08/07/29)	667	675,111
Total Capital International SA, 3.46%, 02/19/29 (Call 11/19/28)	178	195,681
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)(a)	185	200,003

		2,462,344

Oil & Gas Services — 0.9%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	412	428,060
National Oilwell Varco Inc., 3.60%, 12/01/29 (Call 09/01/29)	75	76,027

		504,087

Packaging & Containers — 0.5%
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	25	25,792
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)	229	266,932

		292,724

Pharmaceuticals — 8.4%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)(b)	1,265	1,316,195
AstraZeneca PLC, 4.00%, 01/17/29 (Call 10/17/28)	225	255,483
Bristol-Myers Squibb Co., 3.40%, 07/26/29 (Call 04/26/29)(b)	610	669,542
CVS Health Corp., 3.25%, 08/15/29 (Call 05/15/29)(a)	403	419,185
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	587	644,326
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	75	82,420
McKesson Corp., 4.75%, 05/30/29 (Call 02/28/29)	140	160,910
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	340	375,085
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)(a)	632	696,887

		4,620,033

Pipelines — 3.6%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	75	79,347
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)(b)	250	258,638
Enable Midstream Partners LP, 4.15%, 09/15/29 (Call 06/15/29)	114	110,931
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)	182	187,613
Energy Transfer Operating LP, 5.25%, 04/15/29 (Call 01/15/29)	444	503,549
Enterprise Products Operating LLC, 3.13%, 07/31/29 (Call 04/30/29)	183	189,985
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)	135	149,758
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	231	236,482
4.35%, 03/15/29 (Call 12/15/28)	31	33,926

Security	Par (000)	Value

Pipelines (continued)
Phillips 66 Partners LP, 3.15%, 12/15/29 (Call 09/15/29)	$75	$75,856
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	173	171,844

		1,997,929

Real Estate Investment Trusts — 11.0%
Alexandria Real Estate Equities Inc., 2.75%, 12/15/29 (Call 09/15/29)	355	361,834
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)(a)	180	206,073
American Tower Corp.
3.80%, 08/15/29 (Call 05/15/29)	474	514,584
3.95%, 03/15/29 (Call 12/15/28)	93	102,011
AvalonBay Communities Inc., 3.30%, 06/01/29 (Call 03/01/29)	17	18,439
Boston Properties LP, 3.40%, 06/21/29 (Call 03/21/29)	341	366,667
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)	45	50,556
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	330	364,096
Camden Property Trust, 3.15%, 07/01/29 (Call 04/01/29)	187	200,744
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	174	180,555
4.30%, 02/15/29 (Call 11/15/28)	359	405,727
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	5	5,652
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29 (Call 08/15/29)	23	23,739
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)	392	421,047
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	77	79,492
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)	190	197,336
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)(a)	240	248,256
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	145	153,820
Essex Portfolio LP, 4.00%, 03/01/29 (Call 12/01/28)	99	110,541
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	6	6,448
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29 (Call 10/15/28)	159	183,346
Healthpeak Properties Inc., 3.50%, 07/15/29 (Call 04/15/29)	73	77,868
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	5	5,562
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/16/29)	140	145,116
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	135	153,226
Liberty Property LP, 4.38%, 02/01/29 (Call 11/01/28)	31	36,277
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	96	105,553
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	155	173,126
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	240	247,450
Realty Income Corp., 3.25%, 06/15/29 (Call 03/15/29)	17	18,391
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	70	72,258
Sabra Health Care LP/Sabra Capital Corp., 3.90%, 10/15/29 (Call 07/15/29)	135	139,733
Service Properties Trust, 4.95%, 10/01/29 (Call 07/01/29)	95	99,589
Simon Property Group LP, 2.45%, 09/13/29 (Call 06/13/29)	17	17,112
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	5	5,722
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	165	186,202
VEREIT Operating Partnership LP, 3.10%, 12/15/29 (Call 09/15/29)	40	40,603
Welltower Inc., 4.13%, 03/15/29 (Call 09/15/28)	125	140,028
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	125	139,540
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	48	51,858

		6,056,177

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 4.0%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	$25	$27,408
Home Depot Inc. (The), 2.95%, 06/15/29 (Call 03/15/29)	380	404,503
Lowe’s Companies Inc.
3.65%, 04/05/29 (Call 01/05/29)	298	325,550
6.50%, 03/15/29	5	6,542
McDonald’s Corp., 2.63%, 09/01/29 (Call 06/01/29)	360	368,950
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	67	74,881
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)	145	160,463
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)	385	423,146
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	65	66,609
3.25%, 07/08/29 (Call 04/08/29)	285	312,260

		2,170,312

Semiconductors — 3.7%
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)(b)	433	484,865
Intel Corp., 2.45%, 11/15/29 (Call 08/15/29)	277	283,911
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	202	226,878
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)(a)	282	317,836
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	168	196,755
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)(b)	213	236,328
Texas Instruments Inc., 2.25%, 09/04/29 (Call 06/04/29)	294	296,220

		2,042,793

Software — 1.6%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	312	320,090
Fidelity National Information Services Inc., 3.75%, 05/21/29 (Call 02/21/29)	17	18,979
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	492	529,810

		868,879

Telecommunications — 3.0%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	95	104,100
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)	536	604,120
Motorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)	153	172,090
Verizon Communications Inc.
3.88%, 02/08/29 (Call 11/08/28)	73	82,185
4.02%, 12/03/29 (Call 09/03/29)(b)	120	136,738
4.02%, 12/03/29 (Call 09/03/29)	500	569,740

		1,668,973

Toys, Games & Hobbies — 0.4%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	232	240,691

Transportation — 2.4%
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)	190	218,891

Security	Par/ Shares (000)	Value

Transportation (continued)
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)	$161	$164,603
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	360	371,804
Norfolk Southern Corp., 2.55%, 11/01/29 (Call 08/01/29)	95	96,960
Union Pacific Corp., 3.70%, 03/01/29 (Call 12/01/28)	370	411,758
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)(a)	25	25,686
3.40%, 03/15/29 (Call 12/15/28)	17	18,681

		1,308,383

Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)	35	40,086

Water — 0.5%
American Water Capital Corp., 3.45%, 06/01/29 (Call 03/01/29)	163	176,529
Aqua America Inc., 3.57%, 05/01/29 (Call 02/01/29)	95	102,868

		279,397

Total Corporate Bonds & Notes — 98.3% (Cost: $52,710,198)		53,889,454

Short-Term Investments

Money Market Funds — 12.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	6,550	6,553,587
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	477	477,000

		7,030,587

Total Short-Term Investments — 12.8% (Cost: $7,030,034)		7,030,587

Total Investments in Securities — 111.1% (Cost: $59,740,232)		60,920,041

Other Assets, Less Liabilities — (11.1)%		(6,105,310)

Net Assets — 100.0%		$54,814,731

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c) Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2029 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	6,550	6,550	$6,553,587	$1,738	(b)	$(6)	$553
BlackRock Cash Funds: Treasury, SL Agency Shares	78	399	477	477,000	442		—	—

				$7,030,587	$2,180		$(6)	$553

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$53,889,454	$—	$53,889,454
Money Market Funds	7,030,587	—	—	7,030,587

	$7,030,587	$53,889,454	$—	$60,920,041